Leases - Schedule of Lease Cost and Supplemental Cash Flow Information Related to Operating Leases (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Lease Cost and Supplemental Cash Flow Information Related to Operating Leases [Abstract]
Operating lease cost	¥ 3,306,826	$ 460,676	¥ 5,252,026	¥ 5,002,684
Cash paid for operating leases	¥ 2,895,125	$ 403,322	¥ 5,272,746	¥ 3,349,856